Retirement Income Fund
RETIREMENT INCOME FUND
Investment Objective:
Current income at a moderate level of risk.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Retirement Income Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Income Fund	Retirement Income Fund - Retail Shares	Retirement Income Fund - Institutional Shares
Management fees	0.50%	0.50%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.10%	0.10%
Total annual fund operating expenses	0.85%	0.60%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Retirement Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Income Fund - Retail Shares	87	271	471	1,049
Retirement Income Fund - Institutional Shares	61	192	335	750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Retirement Income Fund invests in a broad range of fixed income investments, with at least 65% of its total assets invested in corporate or U.S. Government fixed income securities. Corporate fixed income securities may be investment grade or higher-yielding, below investment grade securities (so-called "junk bonds"). The adviser utilizes a comprehensive investment process prior to purchasing a security for the fund. Once a security passes the financial screening process, further due diligence is conducted by the portfolio managers. If an investment passes both the financial screens and fundamental research, it is a candidate for purchase. Regular reviews are conducted by the adviser of each security in the portfolio to determine financial strength, bond rating, marketability and other relevant financial due diligence items. In general, if an investment in the portfolio fails to meet minimum financial expectations or for strategic reasons, it may be sold.

The adviser may adjust the average maturity of the Fund's portfolio as well as the quality of bonds held, based on the interest rate outlook and current economic conditions. When interest rates are expected to rise and bond prices fall, the Fund may hold bonds with a shorter average maturity. When rates are expected to fall and bond prices rise, the Fund may hold bonds with a longer average maturity. Any adjustment in the maturity or quality of the holdings may cause an increase in portfolio turnover resulting in an increase in expenses.

Principal Risks of Investing in the Fund

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

High Yield Securities Risk - Issuers of high yield fixed-income securities (commonly referred to as "junk bonds") are not as strong financially as those companies issuing investment grade bonds. Junk bonds are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative. The value of debt securities may be affected by changing credit ratings.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

U.S. Government Agency Risk - Some U.S. Government agency securities, such as those of the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") have only limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower- yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Who Should Invest?

The Retirement Income Fund may be suitable for you if:

* You want to add a high risk fixed income fund to your current portfolio

* You have a long-term time horizon (at least five years)

* You are seeking current income rather than growth

* You have a high risk tolerance and can accept large price swings

Because of the several types of risks described in this prospectus, you could lose money!

Performance
The following information illustrates how the Retirement Income Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It consists primarily of publicly-issued fixed-income investment grade securities issued by U.S. corporations in the industrial, utility and financial services sectors; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Retirement Income Fund Annual Returns Before Taxes for Retail Shares

The Retirement Income Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +7.94% 3rd quarter 2009 Lowest: -7.39% 3rd quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2010
Average Annual Total Returns Retirement Income Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Before taxes Retirement Income Fund - Retail Shares	Retail Shares	Before taxes		8.31%	2.73%	4.89%
Before taxes Retirement Income Fund - Institutional Shares	Institutional Shares	Before taxes		8.45%
After taxes on distributions Retirement Income Fund - Retail Shares	Retail Shares	After taxes on distributions		6.51%	0.73%	2.80%
After taxes on distributions and sale of fund shares Retirement Income Fund - Retail Shares	Retail Shares	After taxes on distributions and sale of fund shares		5.41%	1.14%	2.97%
Barclays Capital U.S. Corporate Index	Index	Barclays Capital U.S. Corporate Index	(reflects no deductions for fees, expenses or taxes)	8.99%	6.05%	6.57%

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Balanced Fund
BALANCED FUND
Investment Objective:
Capital growth, current income and preservation of capital.
Fees and Expenses of the Fund.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Fund	Balanced Fund - Retail Shares	Balanced Fund - Institutional Shares
Management fees	0.70%	0.70%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.11%	0.11%
Total annual fund operating expenses	1.06%	0.81%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Balanced Fund - Retail Shares	108	337	585	1,294
Balanced Fund - Institutional Shares	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Balanced Fund invests in a mixed portfolio of common stocks and investment grade bonds, and normally invests approximately 60% of its total assets in common stocks and 40% in fixed income securities. The Fund may hold a limited amount of cash to be used for redemptions. Under normal circumstances, equity securities will represent at least 25% of total assets. Fixed income securities may represent as much as 75%, but not less than 25% of total assets. The Fund invests in stocks of companies that are considered to have good growth potential, regardless of the size of the company. If a bond held in the Fund is downgraded to below investment grade, the Fund may continue to hold it until the adviser deems it advantageous to sell.

The Subadviser for the equity portion of the Balanced Fund employs a "bottom-up" fundamental research process for stock selection. The portfolio manager evaluates a company's business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics to help control risk. Those investments that pass the screens are candidates for investment. The Balanced Fund may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities. When considering whether or not to sell investments, for stocks in the Fund the portfolio manager considers the potential impact of management changes, strategic marketing opportunities and competition on both the large-cap value and small-cap growth stocks in the Fund and whether a security's price is overvalued compared to future earnings growth. For bonds, the portfolio managers also consider the likely impact of rising or falling interest rates and whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.

Principal Risks of Investing in the Fund

Market Risk - Changing stock market conditions will affect the Fund's share price. The Balanced Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

Foreign Market Risk - To the extent the Fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower-yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Who Should Invest?

The Balanced Fund may be suitable for you if:

* You want to add a balanced fund to your existing portfolio,

* You are looking for a moderate level of growth and a moderate level of income,

* You have a long-term time horizon (at least 5 years), and

* You can tolerate the ups and downs of movement in the stock and bond markets

Because of the several types of risks described in this prospectus, you could lose money!

Performance
The following information illustrates how the Balanced Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The Lipper Balanced Index consists of the 30 largest mutual funds whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Balanced Fund Annual Returns Before Taxes for Retail Shares

The Balanced Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +11.61% 2nd quarter 2003 Lowest: -14.78% 4th quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2010
Average Annual Total Returns Balanced Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Before taxes Balanced Fund - Retail Shares	Retail Shares	Before taxes		15.19%	2.51%	3.60%
Before taxes Balanced Fund - Institutional Shares	Institutional Shares	Before taxes		15.52%
After taxes on distributions Balanced Fund - Retail Shares	Retail Shares	After taxes on distributions		14.51%	1.42%	2.44%
After taxes on distributions and sale of fund shares Balanced Fund - Retail Shares	Retail Shares	After taxes on distributions and sale of fund shares		10.02%	1.78%	2.64%
Lipper Balanced Index	Index	Lipper Balanced Index	(reflects no deductions for fees, expenses or taxes)	11.90%	3.91%	3.71%

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Equity Growth Fund
EQUITY GROWTH FUND
Investment Objective:
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Growth Fund	Equity Growth Fund - Retail Shares	Equity Growth Fund - Institutional Shares
Management fees	0.70%	0.70%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.12%	0.12%
Total annual fund operating expenses	1.07%	0.82%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Equity Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Growth Fund - Retail Shares	109	340	590	1,306
Equity Growth Fund - Institutional Shares	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Equity Growth Fund invests at least 80% of its assets in a diversified group of small and medium-sized growth companies. Medium-sized companies are considered to have market capitalization between about  $460 million and  $21.8 billion. Small companies are considered to be those that have market capitalizations of less than the lower end of this range. The Fund has the flexibility to purchase some larger companies. The portfolio manager looks for medium-sized companies with above-average earnings growth rates. The Fund seeks to lower its risk profile by investing in a broadly diversified portfolio of companies with proven business models at reasonable valuations. The Fund may also invest in other types of securities if they offer better returns with less risk than common stocks alone. These securities include foreign securities, preferred stocks, obligations issued and guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities.

The Subadviser employs a "bottom-up" fundamental research process for stock selection. The portfolio manager evaluates a company's business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics to help control risk. Those investments that pass the screens are candidates for investment. The portfolio manager may sell a stock for various reasons, including deterioration in valuation, a change in fundamental assessment or weakened financial strength.

Principal Risks of Investing in the Fund

Market Risk - Changing stock market conditions will affect the Fund's share price. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Foreign Market Risk - To the extent the Fund invests in foreign stocks, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Small and Medium-sized Companies - Small and medium-sized companies involve greater risks and may lack depth of management, may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Small and medium-sized companies tend to trade less frequently and are more sensitive to market changes than the market in general. In addition, these companies may become subject to intense competition from larger or more established companies. Finally, smaller growth stocks can have steep price declines if their earnings disappoint investors. Since the Fund will be significantly invested in this market sector, investors will be exposed to its volatility.

Growth Stocks - Growth stocks can be volatile for several reasons. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Who Should Invest?

The Equity Growth Fund may be suitable for you if:

* You want to add a growth fund to your existing portfolio

* You have a long-term time horizon (at least 5 years)

* You want to focus on smaller-company stocks

* You do not need, or are not concerned with, dividend income

* You have a high tolerance for risk and can handle large price swings

Because of the several types of risk described in this prospectus, you could lose money!

Performance
The following information illustrates how the Equity Growth Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Equity Growth Fund Annual Returns Before Taxes for Retail Shares

The Equity Growth Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +34.09% 4th quarter 1999 Lowest: -25.95% 4th quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2010
Average Annual Total Returns Equity Growth Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Before taxes Equity Growth Fund - Retail Shares	Retail Shares	Before taxes		27.49%	3.79%	3.15%
Before taxes Equity Growth Fund - Institutional Shares	Institutional Shares	Before taxes		27.86%
After taxes on distributions Equity Growth Fund - Retail Shares	Retail Shares	After taxes on distributions		27.48%	2.91%	2.43%
After taxes on distributions and sale of fund shares Equity Growth Fund - Retail Shares	Retail Shares	After taxes on distributions and sale of fund shares		17.88%	3.12%	2.61%
Russell Midcap Growth Index	Index	Russell Midcap Growth Index	(reflects no deductions for fees, expenses or taxes)	26.38%	4.88%	3.11%

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Core Equity Fund
CORE EQUITY FUND
Investment Objective:
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Equity Fund	Core Equity Fund - Retail Shares	Core Equity Fund - Institutional Shares
Management fees	0.80%	0.80%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.23%	0.23%
Total annual fund operating expenses	1.28%	1.03%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Core Equity Fund - Retail Shares	130	406	702	1,545
Core Equity Fund - Institutional Shares	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Core Equity Fund strives to reach its investment objective under normal market and economic conditions by investing primarily (at least 80% of net assets) in a diversified group of companies whose stocks or depositary receipts are listed for trading on the New York Stock Exchange or the NASDAQ Global Select Market or the NASDAQ Global Market and which have a market capitalization of more than  $1 billion. These companies may be headquartered in the U.S. or in foreign countries. Generally, the Fund will be invested in between 45 and 65 companies at any given time.

The portfolio managers select the individual stocks that comprise the portfolio for the Core Equity Fund. The Fund's benchmark is the Standard & Poor's 500 Stock Index. The Fund will normally have about a 10% exposure to any particular market sector and individual stock positions are normally limited to 5% of total assets at purchase and 7% of total assets at any other time.

The Subadviser follows a "bottom-up" investment analysis process where it first screens attractive stock candidates using a quantitative multi-factor model analyzing a universe of domestic companies with a market capitalization over  $1 billion. These factors include an emphasis on low valuation, market reaction, capital deployment and earnings quality on both an absolute and relative basis. Stocks that meet these quantitative model requirements are then analyzed on a rigorous fundamental basis. This qualitative analysis involves a review of a company's profitability, cash flow, capital spending and balance sheet trends as well as their products, competitive position, business practices and management. At this time price targets are established for both an initial purchase and ultimate sale of each security. These targets are periodically adjusted based on changes within the company and overall market. The last piece of the selection process is portfolio construction. The portfolio managers determine the weight of each security in the portfolio the relative sector weight compared to the benchmark.

As a security nears its price target, the Subadviser generally scales out of a holding by reducing the size of the position on a gradual basis. The most common reason for a sale is that our process has identified a superior risk/reward opportunity for the portfolio. If a security has deteriorating fundamentals, or has rapidly reached our price target the entire position is usually sold immediately. The portfolio managers do not employ strategies that limit losses or cap potential gains but any significant price movement will prompt a review of the security and the rationale for owning it.

Principal Risks of Investing in the Fund

Market Risk - Changing stock market conditions will affect the Fund's share price. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Because of the several types of risk described in this prospectus, you could lose money!

Performance
The following information illustrates how the Core Equity Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one year and since inception for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The S&P 500 Index is a capitalization-weighted index of 500 stocks representing all major industries that is designed to measure the performance of the broad domestic economy; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Advance Capital I, Inc. Core Equity Fund Annual Returns Before Taxes for Retail Shares

The Core Equity Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +15.09% 3rd quarter 2008 Lowest: -24.28% 4th quarter 2008
Average Annual Total Returns (%) For the Periods Ended December 31, 2010
Average Annual Total Returns Core Equity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception
Before taxes Core Equity Fund - Retail Shares	Retail Shares	Before taxes		14.15%	(0.06%)
Before taxes Core Equity Fund - Institutional Shares	Institutional Shares	Before taxes		14.41%	0.31%
After taxes on distributions Core Equity Fund - Retail Shares	Retail Shares	After taxes on distributions		14.06%	(0.17%)
After taxes on distributions and sale of fund shares Core Equity Fund - Retail Shares	Retail Shares	After taxes on distributions and sale of fund shares		9.31%	(0.08%)
S&P 500 Index	Index	S&P 500 Index	(reflects no deductions for fees, expenses or taxes)	15.06%	(0.06%)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Central Index Key	dei_EntityCentralIndexKey	0000813470
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RETIREMENT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income at a moderate level of risk.
Fees and Expenses of the Fund	aci813470_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Retirement Income Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	aci813470_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Retirement Income Fund invests in a broad range of fixed income investments, with at least 65% of its total assets invested in corporate or U.S. Government fixed income securities. Corporate fixed income securities may be investment grade or higher-yielding, below investment grade securities (so-called "junk bonds"). The adviser utilizes a comprehensive investment process prior to purchasing a security for the fund. Once a security passes the financial screening process, further due diligence is conducted by the portfolio managers. If an investment passes both the financial screens and fundamental research, it is a candidate for purchase. Regular reviews are conducted by the adviser of each security in the portfolio to determine financial strength, bond rating, marketability and other relevant financial due diligence items. In general, if an investment in the portfolio fails to meet minimum financial expectations or for strategic reasons, it may be sold.

The adviser may adjust the average maturity of the Fund's portfolio as well as the quality of bonds held, based on the interest rate outlook and current economic conditions. When interest rates are expected to rise and bond prices fall, the Fund may hold bonds with a shorter average maturity. When rates are expected to fall and bond prices rise, the Fund may hold bonds with a longer average maturity. Any adjustment in the maturity or quality of the holdings may cause an increase in portfolio turnover resulting in an increase in expenses.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Retirement Income Fund invests in a broad range of fixed income investments, with at least 65% of its total assets invested in corporate or U.S. Government fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

High Yield Securities Risk - Issuers of high yield fixed-income securities (commonly referred to as "junk bonds") are not as strong financially as those companies issuing investment grade bonds. Junk bonds are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative. The value of debt securities may be affected by changing credit ratings.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

U.S. Government Agency Risk - Some U.S. Government agency securities, such as those of the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") have only limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower- yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Who Should Invest?

The Retirement Income Fund may be suitable for you if:

* You want to add a high risk fixed income fund to your current portfolio

* You have a long-term time horizon (at least five years)

* You are seeking current income rather than growth

* You have a high risk tolerance and can accept large price swings

Because of the several types of risks described in this prospectus, you could lose money!

Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risk described in this prospectus, you could lose money!
Performance	aci813470_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Retirement Income Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It consists primarily of publicly-issued fixed-income investment grade securities issued by U.S. corporations in the industrial, utility and financial services sectors; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Retirement Income Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It consists primarily of publicly-issued fixed-income investment grade securities issued by U.S. corporations in the industrial, utility and financial services sectors; you cannot invest directly in an index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Retirement Income Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2001 - 2010]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Retirement Income Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +7.94% 3rd quarter 2009 Lowest: -7.39% 3rd quarter 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Retirement Income Fund | Retirement Income Fund - Retail Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Retail Shares
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.85%
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Retail Shares
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.95%
2002	rr_AnnualReturn2002	8.80%
2003	rr_AnnualReturn2003	9.75%
2004	rr_AnnualReturn2004	6.78%
2005	rr_AnnualReturn2005	2.28%
2006	rr_AnnualReturn2006	3.97%
2007	rr_AnnualReturn2007	3.33%
2008	rr_AnnualReturn2008	(16.03%)
2009	rr_AnnualReturn2009	17.13%
2010	rr_AnnualReturn2010	8.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.39%)
Retirement Income Fund | Retirement Income Fund - Institutional Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.60%
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Retirement Income Fund | Before taxes | Retirement Income Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	8.31%
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Retirement Income Fund | Before taxes | Retirement Income Fund - Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	8.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Retirement Income Fund | After taxes on distributions | Retirement Income Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	0.73%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Retirement Income Fund | After taxes on distributions and sale of fund shares | Retirement Income Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	5.41%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Retirement Income Fund | Barclays Capital U.S. Corporate Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Index
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.99%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	6.57%
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital growth, current income and preservation of capital.
Fees and Expenses of the Fund	aci813470_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	aci813470_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund invests in a mixed portfolio of common stocks and investment grade bonds, and normally invests approximately 60% of its total assets in common stocks and 40% in fixed income securities. The Fund may hold a limited amount of cash to be used for redemptions. Under normal circumstances, equity securities will represent at least 25% of total assets. Fixed income securities may represent as much as 75%, but not less than 25% of total assets. The Fund invests in stocks of companies that are considered to have good growth potential, regardless of the size of the company. If a bond held in the Fund is downgraded to below investment grade, the Fund may continue to hold it until the adviser deems it advantageous to sell.

The Subadviser for the equity portion of the Balanced Fund employs a "bottom-up" fundamental research process for stock selection. The portfolio manager evaluates a company's business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics to help control risk. Those investments that pass the screens are candidates for investment. The Balanced Fund may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities. When considering whether or not to sell investments, for stocks in the Fund the portfolio manager considers the potential impact of management changes, strategic marketing opportunities and competition on both the large-cap value and small-cap growth stocks in the Fund and whether a security's price is overvalued compared to future earnings growth. For bonds, the portfolio managers also consider the likely impact of rising or falling interest rates and whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Balanced Fund invests in a mixed portfolio of common stocks and investment grade bonds, and normally invests approximately 60% of its total assets in common stocks and 40% in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk - Changing stock market conditions will affect the Fund's share price. The Balanced Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

Foreign Market Risk - To the extent the Fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower-yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Who Should Invest?

The Balanced Fund may be suitable for you if:

* You want to add a balanced fund to your existing portfolio,

* You are looking for a moderate level of growth and a moderate level of income,

* You have a long-term time horizon (at least 5 years), and

* You can tolerate the ups and downs of movement in the stock and bond markets

Because of the several types of risks described in this prospectus, you could lose money!

Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risk described in this prospectus, you could lose money!
Performance	aci813470_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Balanced Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The Lipper Balanced Index consists of the 30 largest mutual funds whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Balanced Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Balanced Index consists of the 30 largest mutual funds whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds; you cannot invest directly in an index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Balanced Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2001 - 2010]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Balanced Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +11.61% 2nd quarter 2003 Lowest: -14.78% 4th quarter 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Balanced Fund | Balanced Fund - Retail Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Retail Shares
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.06%
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Retail Shares
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(1.58%)
2002	rr_AnnualReturn2002	(6.72%)
2003	rr_AnnualReturn2003	19.96%
2004	rr_AnnualReturn2004	9.05%
2005	rr_AnnualReturn2005	4.79%
2006	rr_AnnualReturn2006	9.91%
2007	rr_AnnualReturn2007	6.00%
2008	rr_AnnualReturn2008	(31.33%)
2009	rr_AnnualReturn2009	22.79%
2010	rr_AnnualReturn2010	15.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.78%)
Balanced Fund | Balanced Fund - Institutional Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.81%
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
Balanced Fund | Before taxes | Balanced Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	15.19%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Balanced Fund | Before taxes | Balanced Fund - Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	15.52%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Balanced Fund | After taxes on distributions | Balanced Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	14.51%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Balanced Fund | After taxes on distributions and sale of fund shares | Balanced Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Balanced Fund | Lipper Balanced Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Index
Label	rr_AverageAnnualReturnLabel	Lipper Balanced Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Fees and Expenses of the Fund	aci813470_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Growth Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	aci813470_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Equity Growth Fund invests at least 80% of its assets in a diversified group of small and medium-sized growth companies. Medium-sized companies are considered to have market capitalization between about  $460 million and  $21.8 billion. Small companies are considered to be those that have market capitalizations of less than the lower end of this range. The Fund has the flexibility to purchase some larger companies. The portfolio manager looks for medium-sized companies with above-average earnings growth rates. The Fund seeks to lower its risk profile by investing in a broadly diversified portfolio of companies with proven business models at reasonable valuations. The Fund may also invest in other types of securities if they offer better returns with less risk than common stocks alone. These securities include foreign securities, preferred stocks, obligations issued and guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities.

The Subadviser employs a "bottom-up" fundamental research process for stock selection. The portfolio manager evaluates a company's business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics to help control risk. Those investments that pass the screens are candidates for investment. The portfolio manager may sell a stock for various reasons, including deterioration in valuation, a change in fundamental assessment or weakened financial strength.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Equity Growth Fund invests at least 80% of its assets in a diversified group of small and medium-sized growth companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk - Changing stock market conditions will affect the Fund's share price. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Foreign Market Risk - To the extent the Fund invests in foreign stocks, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Small and Medium-sized Companies - Small and medium-sized companies involve greater risks and may lack depth of management, may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Small and medium-sized companies tend to trade less frequently and are more sensitive to market changes than the market in general. In addition, these companies may become subject to intense competition from larger or more established companies. Finally, smaller growth stocks can have steep price declines if their earnings disappoint investors. Since the Fund will be significantly invested in this market sector, investors will be exposed to its volatility.

Growth Stocks - Growth stocks can be volatile for several reasons. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry.

Who Should Invest?

The Equity Growth Fund may be suitable for you if:

* You want to add a growth fund to your existing portfolio

* You have a long-term time horizon (at least 5 years)

* You want to focus on smaller-company stocks

* You do not need, or are not concerned with, dividend income

* You have a high tolerance for risk and can handle large price swings

Because of the several types of risk described in this prospectus, you could lose money!

Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risk described in this prospectus, you could lose money!
Performance	aci813470_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Equity Growth Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Equity Growth Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values; you cannot invest directly in an index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Equity Growth Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2001 - 2010]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Equity Growth Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +34.09% 4th quarter 1999 Lowest: -25.95% 4th quarter 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Equity Growth Fund | Equity Growth Fund - Retail Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Retail Shares
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.07%
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Retail Shares
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(15.41%)
2002	rr_AnnualReturn2002	(22.14%)
2003	rr_AnnualReturn2003	36.60%
2004	rr_AnnualReturn2004	14.45%
2005	rr_AnnualReturn2005	9.94%
2006	rr_AnnualReturn2006	9.39%
2007	rr_AnnualReturn2007	12.05%
2008	rr_AnnualReturn2008	(46.53%)
2009	rr_AnnualReturn2009	44.14%
2010	rr_AnnualReturn2010	27.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 1999
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.95%)
Equity Growth Fund | Equity Growth Fund - Institutional Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.82%
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
Equity Growth Fund | Before taxes | Equity Growth Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	27.49%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Equity Growth Fund | Before taxes | Equity Growth Fund - Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	27.86%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Equity Growth Fund | After taxes on distributions | Equity Growth Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	27.48%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Equity Growth Fund | After taxes on distributions and sale of fund shares | Equity Growth Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Equity Growth Fund | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Index
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Fees and Expenses of the Fund	aci813470_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	aci813470_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Core Equity Fund strives to reach its investment objective under normal market and economic conditions by investing primarily (at least 80% of net assets) in a diversified group of companies whose stocks or depositary receipts are listed for trading on the New York Stock Exchange or the NASDAQ Global Select Market or the NASDAQ Global Market and which have a market capitalization of more than  $1 billion. These companies may be headquartered in the U.S. or in foreign countries. Generally, the Fund will be invested in between 45 and 65 companies at any given time.

The portfolio managers select the individual stocks that comprise the portfolio for the Core Equity Fund. The Fund's benchmark is the Standard & Poor's 500 Stock Index. The Fund will normally have about a 10% exposure to any particular market sector and individual stock positions are normally limited to 5% of total assets at purchase and 7% of total assets at any other time.

The Subadviser follows a "bottom-up" investment analysis process where it first screens attractive stock candidates using a quantitative multi-factor model analyzing a universe of domestic companies with a market capitalization over  $1 billion. These factors include an emphasis on low valuation, market reaction, capital deployment and earnings quality on both an absolute and relative basis. Stocks that meet these quantitative model requirements are then analyzed on a rigorous fundamental basis. This qualitative analysis involves a review of a company's profitability, cash flow, capital spending and balance sheet trends as well as their products, competitive position, business practices and management. At this time price targets are established for both an initial purchase and ultimate sale of each security. These targets are periodically adjusted based on changes within the company and overall market. The last piece of the selection process is portfolio construction. The portfolio managers determine the weight of each security in the portfolio the relative sector weight compared to the benchmark.

As a security nears its price target, the Subadviser generally scales out of a holding by reducing the size of the position on a gradual basis. The most common reason for a sale is that our process has identified a superior risk/reward opportunity for the portfolio. If a security has deteriorating fundamentals, or has rapidly reached our price target the entire position is usually sold immediately. The portfolio managers do not employ strategies that limit losses or cap potential gains but any significant price movement will prompt a review of the security and the rationale for owning it.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Core Equity Fund strives to reach its investment objective under normal market and economic conditions by investing primarily (at least 80% of net assets) in a diversified group of companies whose stocks or depositary receipts are listed for trading on the New York Stock Exchange or the NASDAQ Global Select Market or the NASDAQ Global Market and which have a market capitalization of more than $1 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk - Changing stock market conditions will affect the Fund's share price. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Because of the several types of risk described in this prospectus, you could lose money!

Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risk described in this prospectus, you could lose money!
Performance	aci813470_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates how the Core Equity Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one year and since inception for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The S&P 500 Index is a capitalization-weighted index of 500 stocks representing all major industries that is designed to measure the performance of the broad domestic economy; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Core Equity Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one year and since inception for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is a capitalization-weighted index of 500 stocks representing all major industries that is designed to measure the performance of the broad domestic economy; you cannot invest directly in an index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Core Equity Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2008 - 2010]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Core Equity Fund's highest/lowest quarterly results for Retail Shares during this time were: Highest: +15.09% 3rd quarter 2008 Lowest: -24.28% 4th quarter 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the Periods Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.
Core Equity Fund | Core Equity Fund - Retail Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Retail Shares
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.28%
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Retail Shares
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(34.35%)
2009	rr_AnnualReturn2009	33.19%
2010	rr_AnnualReturn2010	14.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
Core Equity Fund | Core Equity Fund - Institutional Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.03%
Example	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Core Equity Fund | Before taxes | Core Equity Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	14.15%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)
Core Equity Fund | Before taxes | Core Equity Fund - Institutional Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Shares
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	14.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%
Core Equity Fund | After taxes on distributions | Core Equity Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	14.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Core Equity Fund | After taxes on distributions and sale of fund shares | Core Equity Fund - Retail Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Retail Shares
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	9.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Core Equity Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Index
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)